Financial Instruments - (Details) - Capital Product Partners L.P. - Capital Product Partners, L.P. ("CPLP") - Revenue	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Petrobras
Concentration Risk [Line Items]
Concentration risk, percentage	33.00%	34.00%	33.00%
CMTC | Customer
Concentration Risk [Line Items]
Concentration risk, percentage		26.00%	21.00%